Financial instruments (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents [note 7]			$ 12,202,513	$ 12,202,513	$ 18,104,899	$ 18,104,899	$ 34,431
Accounts receivable [note 8]			17,639,616		3,329,653
Accounts payable and accrued liabilities			(10,069,177)		(4,708,051)
Total			14,006,785		13,797,579
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents [note 7]			1,714,670		1,366,627
Accounts receivable [note 8]			14,465,011		621,817
Accounts payable and accrued liabilities			(1,023,999)		(252,463)
Total			$ 15,155,682		$ 1,735,981
Reasonably possible change in valuation (as a percent)	10.00%
Amount of impact on pre-tax gain or loss	$ 1,516,000	$ 174,000